Stock Options and Warrants (Details 2) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Options at Beginning period (in shares)	9,396,000	8,910,000	3,220,735
Options Outstanding, Weighted Average Remaining Contractual Life	5 years 10 months 2 days	6 years 3 months 18 days	5 years
Options Outstanding, Weighted Average Exercise Price	$ 0.36	$ 1.289	$ 0.001
Options Exercisable, Number of Shares	2,605,000	533,334
Options Exercisable, Weighted Average Exercise Price	$ 0.40	$ 1.00
Exercise Price Range One [Member]
Exercise Price, Lower Limit	$ 0.00	$ 0.51
Exercise Price, Upper Limit	$ 0.25	$ 1.00
Options at Beginning period (in shares)
Options Outstanding, Weighted Average Remaining Contractual Life		4 years 4 months 6 days
Options Outstanding, Weighted Average Exercise Price	$ 1.00	$ 1.00
Options Exercisable, Number of Shares		533,334
Options Exercisable, Weighted Average Exercise Price		$ 1.00
Exercise Price Range Two [Member]
Exercise Price, Lower Limit	$ 0.26	$ 1.01
Exercise Price, Upper Limit	$ 0.50	$ 1.50
Options at Beginning period (in shares)	9,396,000	9,396,000
Options Outstanding, Weighted Average Remaining Contractual Life	5 years 10 months 2 days	6 years 7 months 24 days
Options Outstanding, Weighted Average Exercise Price	$ 1.30	$ 1.30
Options Exercisable, Number of Shares	2,605,000
Options Exercisable, Weighted Average Exercise Price	$ 0.40
Exercise Price Range Three [Member]
Exercise Price, Lower Limit	$ 0.51	$ 1.51
Exercise Price, Upper Limit	$ 0.75	$ 2.00
Options at Beginning period (in shares)
Options Outstanding, Weighted Average Remaining Contractual Life		6 years 10 months 17 days
Options Outstanding, Weighted Average Exercise Price	$ 1.52	$ 1.52
Options Exercisable, Number of Shares
Options Exercisable, Weighted Average Exercise Price